September 12, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C., 20549

Re: Pacific Select Fund

(File Nos. 33-13954 and 811-5141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Fund”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (XBRL) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on August 29, 2014 (accession number 0001193125-14-325615), to the Pacific Select Fund Class I and P Shares Prospectus dated May 1, 2014.

If you have any questions or comments, please contact the undersigned at (949) 219-3391 or by e-mail at jglallande@pacificlife.com.

Sincerely,

/s/ J.G. Lallande

J.G. Lallande, Esq.,

Fund Counsel

cc:	Audrey L. Cheng, Esq., Fund Counsel
Anthony H. Zacharski, Esq., Dechert LLP